Hewitt Series Trust

PERFORMANCE AS OF 6/30/01                                       Thirty-Day Yield
--------------------------------------------------------------------------------

Hewitt Money Market Fund                                                   3.33%
Hewitt Institutional Money Market Fund                                     3.93%

The thirty-day yield is an annualized yield for the thirty-day period ended
June 30, 2001. "Annualized yield" refers to the interest you would earn if you held a share of the Fund for one year; the yield is prorated if you hold a share for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management.

As the year 2001 opened, the economy showed signs of weakness and a potential slide toward a near-term recession. The Federal Reserve Board ("the Fed") responded immediately, cutting interest rates 0.50% inter-meeting in an effort to improve a deteriorating credit environment. When consumer confidence continued to decline and the fourth quarter growth rate (GDP) was reported at a modest 1.0%, the Fed continued their aggressive action by cutting interest rates two additional times, ending the quarter with a total easing of 1.50% and a federal funds rate of 5.00%. The discount rate followed closely behind to end the quarter at 4.50%. Throughout the second quarter of 2001, key indicators continued to show signs of weakness in the U.S. economy. Because the prospects for a quick U.S. growth recovery were unclear, the Fed continued its aggressive action by lowering interest rates by 0.50% at both the April and May Federal Open Market Committee meetings. After positive housing and consumer confidence reports showed signs of slight improvement to the economy, the Fed curtailed their easing to 0.25% in June. The six-month period ended with a 3.75% federal funds rate, a 3.25% discount rate, and an expected second quarter growth rate of 0.5%.

Throughout the first quarter, a significant portion of the Fund was positioned to mature within one month, as many securities with longer maturities were priced to incorporate another inter-meeting and/or aggressive Fed move. This strategy proved advantageous and prudent, as the Fed eased aggressively and then moved to a moderate pace late in the second quarter. As a hedge against a continued inversion of the yield curve, a small portion of the Fund was invested in securities ranging in maturities from two to five months during the first quarter. Not until the release of a positive consumer confidence report and continued signs of strong consumer spending, did the Fund exercise its lengthening strategy. This well-timed execution of foregoing higher returns for longer maturities resulted in positive performance throughout the first quarter.

During the second quarter, the Fund purchased three- and six-month maturities in an effort to maintain its weighted average maturity, and to hedge against continued Fed action. In addition, the Fund held ample short-term paper maturing within thirty days to cover any cash outflows.

On the heels of six interest rate cuts by the Fed in six months, we continue to monitor current economic conditions and the future impact of fiscal policy on the U.S. economy. We will continue to lengthen as opportunities arise and watch for clear signs of a stabilizing economy and a move towards a more sustainable growth rate.

The Funds are "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder funds, which are offered to the public, holds interests in the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. Barclays Global Fund Advisors (BGFA) is the investment advisor for the Master Portfolio.

                              HEWITT SERIES TRUST

                     STATEMENTS OF ASSETS AND LIABILITIES
                           June 30, 2001 (Unaudited)

                                                                              Hewitt Money     Hewitt Institutional
                                                                              Market Fund       Money Market Fund
                                                                              ------------     --------------------
ASSETS
Investments:
In Money Market Master Portfolio ("Master Portfolio"), at market value
  (Note 1) ..............................................................      $62,002,799          $94,933,960
Receivables:
    Due from Hewitt Associates LLC (Note 2) .............................           63,407               23,538
Other assets ............................................................           26,508                   --
                                                                               -----------          -----------
Total Assets ............................................................       62,092,714           94,957,498
                                                                               -----------          -----------
LIABILITIES
Payables:
    Distribution to shareholders ........................................          168,477              314,796
    Due to Trustees .....................................................            3,735                7,986
Accrued expenses ........................................................           71,595               60,731
                                                                               -----------          -----------
Total Liabilities .......................................................          243,807              383,513
                                                                               -----------          -----------
NET ASSETS ..............................................................      $61,848,907          $94,573,985
                                                                               ===========          ===========
Net assets consist of:
    Paid-in capital .....................................................      $61,847,637          $94,543,452
    Undistributed net investment income .................................               --               28,446
    Undistributed net realized gain on investments ......................            1,270                2,087
                                                                               -----------          -----------
NET ASSETS ..............................................................      $61,848,907          $94,573,985
                                                                               ===========          ===========
Shares outstanding ......................................................       61,847,637              939,532
                                                                               ===========          ===========
Net asset value and offering price per share ............................      $      1.00          $    100.66
                                                                               ===========          ===========

   The accompanying notes are an integral part of these financial statements.

                              HEWITT SERIES TRUST

                           STATEMENTS OF OPERATIONS
              For The Six Months Ended June 30, 2001 (Unaudited)

                                                                         Hewitt Money     Hewitt Institutional
                                                                         Market Fund       Money Market Fund
                                                                         ------------     --------------------
NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
    Interest .....................................................        $ 1,676,060          $ 2,730,171
    Expenses .....................................................            (30,512)             (51,462)
                                                                          -----------          -----------
Net Investment Income Allocated From Master Portfolio ............          1,645,548            2,678,709
                                                                          -----------          -----------
FUND EXPENSES (NOTE 2)
    Adivsory and administration fees .............................             91,589                   --
    Administration fees ..........................................                 --               51,311
    Shareholder servicing fees ...................................             76,324              102,622
    Distribution costs ...........................................             76,324                   --
    Fund accounting & transfer agent fees ........................             28,876               38,276
    Legal fees ...................................................              8,442               20,532
    Audit fees ...................................................              6,483                2,072
    Printing costs ...............................................             10,097                5,207
    Registration costs ...........................................             15,616                8,809
    Trustee fees .................................................              5,735                4,287
    Other expenses ...............................................             21,716                   --
                                                                          -----------          -----------
Total fund expenses ..............................................            341,202              233,116
                                                                          -----------          -----------
Less:
    Fees reimbursed by Hewitt Associates LLC (Note 2) ............            (81,644)             (53,698)
                                                                          -----------          -----------
Total Net Expenses ...............................................            259,558              179,418
                                                                          -----------          -----------
NET INVESTMENT INCOME ............................................          1,385,990            2,499,291
                                                                          -----------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM MASTER PORTFOLIO
    Net realized gain ............................................              1,270                2,106
                                                                          -----------          -----------
Net gain on investments ..........................................              1,270                2,106
                                                                          -----------          -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS .....................................................        $ 1,387,260          $ 2,501,397
                                                                          ===========          ===========

  The accompanying notes are an integral part of these financial statements.

                              HEWITT SERIES TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                      Hewitt Institutional
                                                              Hewitt Money Market Fund                 Money Market Fund
                                                         -----------------------------------  -----------------------------------
                                                          For the Six                           For the Six
                                                         Months Ended         For the           Months Ended         For the
                                                         June 30, 2001      Period Ended       June 30, 2001       Year Ended
                                                          (Unaudited)   December 31, 2000(a)    (Unaudited)     December 31, 2000
                                                         -------------  --------------------  ----------------  -----------------
INCREASE (DECREASE) IN NET
 ASSETS
Operations:
  Net investment income............................       $   1,385,990       $     227,204       $   2,499,291       $   7,976,680
  Net realized gain................................               1,270                --                 2,106                  10
                                                          -------------       -------------       -------------       -------------
Net increase in net assets resulting from
  operations.......................................           1,387,260             227,204           2,501,397           7,976,690
                                                          -------------       -------------       -------------       -------------
Distributions to shareholders:
  Single class fund................................          (1,360,390)           (252,804)                 --                  --
  Administrative Shares(b).........................                  --                  --                  --          (2,929,012)
  Institutional Shares.............................                  --                  --          (2,499,291)         (5,019,222)
                                                          -------------       -------------       -------------       -------------
Total distributions to shareholders................          (1,360,390)           (252,804)         (2,499,291)         (7,948,234)
                                                          -------------       -------------       -------------       -------------
Capital share transactions:
  Net capital share transactions (Note 3)..........           3,956,975          57,890,662          (9,084,062)          6,240,922
                                                          -------------       -------------       -------------       -------------
Net increase (decrease) in net assets resulting
 from capital share transactions...................           3,956,975          57,890,662          (9,084,062)          6,240,922
                                                          -------------       -------------       -------------       -------------
Increase (decrease) in net assets..................           3,983,845          57,865,062          (9,081,956)          6,269,378
NET ASSETS:
Beginning of period................................          57,865,062                  --         103,655,941          97,386,563
                                                          -------------       -------------       -------------       -------------
End of period......................................       $  61,848,907       $  57,865,062       $  94,573,985       $ 103,655,941
                                                          =============       =============       =============       =============
Undistributed net investment income included in
 net assets at end of period.......................       $          --       $     (25,600)      $      28,446       $      28,446
                                                          =============       =============       =============       =============
------------------------------------------------------------------------------------------------------------------------------------

(a) For the period December 4, 2000 (commencement of operations) to December 31, 2000.
(b)  Administrative Class shares ceased operations on December 1, 2000.

   The accompanying notes are an integral part of these financial statements.

                              HEWITT SERIES TRUST

                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period

                            HEWITT MONEY MARKET FUND

                                                                                                   Period From
                                                                                     Six          Dec. 4, 2000
                                                                                Months Ended      (Commencement
                                                                                Jun. 30, 2001   of Operations) to
                                                                                 (Unaudited)      Dec. 31, 2000
                                                                                -------------   -----------------
Net asset value, beginning of period.........................................     $     1.00        $     1.00
                                                                                  ----------        ----------
Income from investment operations:
    Net investment income....................................................           0.02                --(a)
                                                                                  ----------        ----------
Total from investment operations.............................................           0.02                --
                                                                                  ----------        ----------
Less distributions:
    From net investment income...............................................          (0.02)               --(a)
                                                                                  ----------        ----------
Total distributions..........................................................          (0.02)               --
                                                                                  ----------        ----------
Net asset value, end of period...............................................     $     1.00        $     1.00
                                                                                  ==========        ==========
Total return(b)..............................................................           2.19%             0.47%
                                                                                  ==========        ==========
Ratios/Supplemental data:
    Net assets, end of period (000s).........................................     $   61,849        $   57,865
    Ratio of expenses to average net assets(1)(c)............................           0.95%             0.95%
    Ratio of net investment income to average net assets(2)(c)...............           4.59%             5.77%
-----------------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to average net assets prior to waived fees and
    reimbursed expenses(c)...................................................           1.22%             1.54%
(2) Ratio of net investment income to average net assets prior to waived
    fees and reimbursed expenses(c)..........................................           4.32%             5.18%
-----------------------------------------------------------------------------------------------------------------

(a)  Rounds to less than $0.01.
(b)  Not annualized.
(c)  Annualized.

   The accompanying notes are an integral part of these financial statements.

                              HEWITT SERIES TRUST

                             FINANCIAL HIGHLIGHTS
                For a share outstanding throughout each period

                    HEWITT INSTITUTIONAL MONEY MARKET FUND

                                                                Six
                                                           Months Ended
                                                           Jun. 30, 2001     Year Ended        Period Ended         Period Ended
                                                            (Unaudited)   Dec. 31, 2000(f)  Dec. 31, 1999(a)(f)  Feb. 28, 1999(b)(f)
                                                           -------------  ----------------  -------------------  -------------------
Net asset value, beginning of period .....................   $   100.68      $    100.52         $   100.30           $   100.00
                                                             ----------      -----------         ----------           ----------
Income from investment operations:
    Net investment income ................................         2.50             5.73               3.90                 1.97
    Net realized and unrealized gain
      (loss) on investments ..............................        (0.02)            0.13               0.22                   --
                                                             ----------      -----------         ----------           ----------
Total from investment operations .........................         2.48             5.86               4.12                 1.97
                                                             ----------      -----------         ----------           ----------
Less distributions:
    From net investment income ...........................        (2.50)           (5.70)             (3.90)               (1.67)
    From net realized gain ...............................           --               --                 --(c)                --
                                                             ----------      -----------         ----------           ----------
Total distributions ......................................        (2.50)           (5.70)             (3.90)               (1.67)
                                                             ----------      -----------         ----------           ----------
Net asset value, end of period ...........................   $   100.66      $    100.68         $   100.52           $   100.30
                                                             ==========      ===========         ==========           ==========
Total return .............................................         2.49%(d)         6.12%              4.18%(d)             1.98%(d)
                                                             ==========      ===========         ==========           ==========
Ratios/Supplemental data:
    Net assets, end of period (000s) .....................   $   94,574      $   103,656         $   43,068           $   10,949
    Ratio of expenses to average net
      assets(1) ..........................................         0.45%(e)         0.45%              0.44%(e)             0.45%(e)
    Ratio of net investment income to
      average net assets(2) ..............................         4.92%(e)         6.05%              5.03%(e)             4.86%(e)
------------------------------------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to average net
    assets prior to waived
    fees and reimbursed expenses .........................         0.56%(e)         0.59%              0.72%(e)             1.62%(e)
(2) Ratio of net investment income to
    average net assets prior to waived
    fees and reimbursed expenses .........................         4.81%(e)         5.91%              4.75%(e)             3.69%(e)
------------------------------------------------------------------------------------------------------------------------------------

(a) For the ten months ended December 31, 1999. The Fund changed its fiscal year from February 28 to December 31.
(b) For the period from October 1, 1998 (commencement of operations) to February 28, 1999.
(c)  Rounds to less than $0.01.
(d)  Not annualized.
(e)  Annualized.
(f)  Institutional Class Shares.

  The accompanying notes are an integral part of these financial statements.

                              HEWITT SERIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Summary of Significant Accounting Policies

     Hewitt Money Market Fund (the "Money Market Fund") and Hewitt Institutional Money Market Fund, (the "Institutional Money Market Fund"), (each a "Fund", collectively, the "Funds") are diversified series of Hewitt Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on July 7, 1998.

     Institutional Money Market Fund ceased offering Administrative Class shares on December 1, 2000. On December 4, 2000, all Administrative Class shares were redeemed and shareholders of these shares reinvested proceeds into the Money Market Fund.

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

     Each Fund invests substantially all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Funds. The value of each Fund's investment in the Master Portfolio reflects each Fund's interest in the net assets of the Master Portfolio (8.83% and 13.53% for the Money Market Fund and the Institutional Money Market Fund, respectively as of June 30, 2001).

     The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Security Transactions and Income Recognition

     Each Fund records daily, its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

     The performance of each Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

Federal Income Taxes

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that each Fund continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2001.

                              HEWITT SERIES TRUST
             NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

Dividends and Distributions to Shareholders

     Dividends to shareholders from net investment income of each Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

2. Agreement and Other Transactions With Affiliates

     Hewitt Associates LLC ("Hewitt Associates") provides advisory and administrative services to the Money Market Fund. For these services, the Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.30% of the Money Market Fund's average daily net assets. Hewitt Associates has agreed to waive its fees or absorb expenses of the Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Money Market Fund, on an annual basis, does not exceed 0.95% of the average daily net assets of the Money Market Fund. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the six-months ended June 30, 2001, Hewitt Associates reimbursed the Money Market Fund $81,644 for expenses related to this agreement.

     Hewitt Associates provides administrative services to the Institutional Money Market Fund. Hewitt Associates does not receive a fee for these services. Hewitt Associates has agreed to absorb expenses of the Institutional Money Market Fund to the extent necessary to assure that total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) of the Institutional Money Market Fund, on an annual basis, does not exceed 0.45% of the average daily net assets of the Institutional Money Market Fund. This agreement expires on August 23, 2002, and may not be modified or terminated without approval of the Board of Trustees of the Trust. For the six-months ended June 30, 2001, Hewitt Associates reimbursed the Institutional Money Market Fund $53,698 for expenses related to this agreement.

     Hewitt Financial Services LLC ("Hewitt Services") serves as the Distributor of the Money Market Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Money Market Fund to pay expenses relating to the distribution of the Money Market Fund's shares. Under the plan, the Money Market Fund pays a fee to Hewitt Services, calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund.

     Hewitt Services also serves as the Shareholder Servicing Agent for the Money Market Fund. As Shareholder Servicing Agent, Hewitt Services is responsible for maintaining records showing the number of shares owned by investors who have purchased shares through Hewitt Services. In addition, Hewitt Services sends all share holder communications relating to the Money Market Fund to shareholders or arranges for these materials to be sent. For these services, the Money Market Fund pays Hewitt Services a monthly fee calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund.

     Hewitt Associates also serves as the Shareholder Servicing Agent for the Institutional Money Market Fund. As Shareholder Servicing Agent, Hewitt Associates is responsible for receiving on behalf of the Transfer Agent orders by employee benefit plans to purchase and redeem shares. Hewitt Associates is also responsible for maintaining records showing the number of Institutional Money Market Shares allocable to individual participant accounts in those plans. In addition, Hewitt Associates sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Institutional Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.20% of average daily net assets of the Institutional Money Market Fund.

                              HEWITT SERIES TRUST
             NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

     The Funds also reimburse each Shareholder Servicing Agent for certain out-of-pocket expenses.

3. Capital Share Transactions

     As of June 30, 2001, there was an unlimited number of shares of $0.001 par value capital stock authorized by each Fund. Transactions in capital shares for each Fund is as follows:

Hewitt Money Market Fund

                                                                      For the Period Ended            Period From December 4, 2000
                                                                         June 30, 2001                (Commencement of Operations)
                                                                          (Unaudited)                     to December 31, 2000
                                                                -------------------------------     -------------------------------
                                                                   Shares            Amount            Shares             Amount
                                                                --------------  ---------------     --------------  ---------------
Proceeds from shares sold ................................       18,981,486       $ 18,981,486        60,125,957       $ 60,125,957
Net asset value of shares issued in reinvestment
  of dividends and distributions .........................        1,419,440          1,419,440           252,804            252,804
Cost of shares redeemed ..................................      (16,443,951)       (16,443,951)       (2,488,099)        (2,488,099)
                                                                -----------       ------------       -----------       ------------
Net increase resulting from capital share
  transactions ...........................................        3,956,975       $  3,956,975        57,890,662       $ 57,890,662
                                                                ===========       ============       ===========       ============

Hewitt Institutional Money Market Fund

                                                                      For the Period Ended
                                                                         June 30, 2001                    For the Year Ended
                                                                          (Unaudited)                      December 31, 2000
                                                                -------------------------------     -------------------------------
Administrative Shares+                                             Shares            Amount            Shares             Amount
----------------------                                          --------------  ---------------     --------------  ---------------
Proceeds from shares sold ...............................             NA              NA               1,577,223      $ 158,161,559
Net asset value of shares issued in reinvestment
  of dividends and distributions ........................             NA              NA                  26,943          2,695,925
Cost of shares redeemed .................................             NA              NA              (2,147,078)      (215,204,333)
                                                                --------------  ---------------      -----------      -------------
Net decrease resulting from capital share
  transactions ..........................................             NA              NA                (549,912)     $ (54,346,849)
                                                                ==============  ===============      ===========      =============

                                                                      For the Period Ended
                                                                         June 30, 2001                    For the Year Ended
                                                                          (Unaudited)                      December 31, 2000
                                                                -------------------------------     -------------------------------
Institutional Shares                                               Shares            Amount            Shares             Amount
---------------------                                           --------------  ---------------     --------------  ---------------
Proceeds from shares sold .............................           1,903,172     $ 191,977,033            3,632,159    $ 366,426,633
Net asset value of shares issued in reinvestment
 of dividends and distributions .......................              21,703         2,184,494               49,859        5,019,222
Cost of shares redeemed ...............................          (2,014,855)     (203,245,589)        (310,858,084)    (310,858,084)
                                                                 ----------     -------------         ------------    -------------
Net increase (decrease) resulting from capital
  share transactions ..................................             (89,980)    $  (9,084,062)             601,064    $  60,587,771
                                                                 ==========     =============         ============    =============

__________

+  Administrative Class shares ceased offering on December 1, 2000.

                         MONEY MARKET MASTER PORTFOLIO
                           JUNE 30, 2001 (Unaudited)

                            Schedule of Investments

Security                                  Face Amount     Value
--------                                  -----------  ------------

CERTIFICATES OF DEPOSIT--16.38%
Bayerische Hypo-Und Vereinsbank AG
  4.01%, 08/09/01                        $  5,000,000   $ 5,000,055
BNP Paribas
  3.63%, 12/27/01                           5,000,000     5,000,482
  3.78%, 12/14/01                          20,000,000    20,013,262
Credit Suisse First Boston
  3.99%, 08/02/01                           5,000,000     5,000,045
  4.72%, 07/19/01                           5,000,000     5,000,026
Societe Generale
  3.88%, 07/29/02                          15,000,000    14,996,868
  3.97%, 08/13/01                           5,000,000     5,000,000
Toronto-Dominion Bank
  4.55%, 10/17/01                          15,000,000    14,995,093
UBS AG
  4.53%, 10/15/01                          15,000,000    14,994,233
World Savings Bank
  3.84%, 09/14/01                          25,000,000    24,996,733
                                                        -----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost: $114,996,797)                                  114,996,797
                                                        -----------
COMMERCIAL PAPER--46.33%
Amstel Funding Corp.
  3.96%, 08/20/01                          10,245,000    10,187,526
Centric Capital Corp.
  4.23%, 07/30/01                           7,000,000     6,975,325
Corporate Asset Funding Co.
  3.93%, 08/07/01                          15,000,000    14,937,775
Countrywide Home Loans Inc.
  4.30%, 07/02/01                          10,000,000     9,997,611
Dorada Finance Inc.
  3.96%, 08/23/01                           5,000,000     4,970,300
Eureka Securitization Corp.
  3.94%, 08/08/01                          15,000,000    14,935,975
Falcon Asset Securitization Corp.
  3.91%, 08/28/01                           2,350,000     2,334,941
  3.95%, 10/15/01                        $  1,023,000   $ 1,010,990
  4.57%, 10/15/01                          15,000,000    14,796,254
Florens Container
  4.69%, 07/12/01                          15,000,000    14,976,550
GE Capital International
  4.22%, 07/26/01                          10,000,000     9,969,522
Goldman Sachs Group Inc.
  3.78%, 10/04/01                           5,000,000     4,949,600
  4.12%, 10/29/01                           5,000,000     4,930,761
Intrepid Funding
  3.90%, 09/04/01                           9,541,000     9,472,782
  4.23%, 07/19/01                           5,000,000     4,988,838
Jupiter Securitization Corp.
  3.91%, 09/04/01                           5,038,000     5,001,886
  3.94%, 08/10/01                           5,000,000     4,977,564
  4.02%, 07/19/01                           5,031,000     5,020,326
  4.78%, 07/02/01                           8,111,000     8,108,846
K2 USA LLC
  4.78%, 07/02/01                           7,000,000     6,998,141
Kitty Hawk Funding Corp.
  3.81%, 09/10/01                           3,455,000     3,428,673
Liberty Street Funding Corp.
  4.01%, 07/10/01                           5,000,000     4,994,430
Links Finance LLC
  3.60%, 11/15/01                           7,500,000     7,396,500
  3.60%, 11/30/01                           2,500,000     2,461,750
  4.64%, 08/09/01                           1,500,000     1,492,258
Moat Funding LLC
  3.80%, 10/05/01                           1,800,000     1,781,570
  3.95%, 07/02/01                          15,000,000    14,996,708
  4.22%, 08/03/01                           5,000,000     4,980,096
Moriarty LLC
  3.57%, 11/26/01                           5,000,000     4,926,121
  3.60%, 11/19/01                          10,000,000     9,858,000
  3.83%, 11/26/01                           5,000,000     4,920,740
  4.57%, 10/19/01                          10,000,000     9,859,091
Sigma Finance Inc.
  3.68%, 10/04/01                           5,000,000     4,950,933
  3.92%, 11/21/01                           5,000,000     4,921,600

                         MONEY MARKET MASTER PORTFOLIO
                           June 30, 2001 (Unaudited)

                      Schedule of Investments--Continued

        Security                          Face Amount     Value
        --------                          -----------  ------------
  4.55%, 09/06/01                        $  5,000,000  $  4,957,027
Silver Tower US Funding LLC
  3.68%, 09/17/01                           5,000,000     4,959,677
  3.81%, 09/07/01                           7,000,000     6,948,883
  3.81%, 09/07/01                          15,000,000    14,890,463
  4.84%, 07/02/01                           3,851,000     3,849,963
Special Purpose Accounts Receivable
  Corp.
  4.00%, 07/06/01                           5,000,000     4,996,667
Svenska Handels Banken Inc.
  4.12%, 10/22/01                           3,898,000     3,847,144
Thames Asset Global Securitization Inc.
  4.24%, 07/26/01                           5,000,000     4,984,689
  4.67%, 07/13/01                          10,000,000     9,983,136
UBS Finance Delaware Inc.
  3.58%, 12/18/01                          10,000,000     9,829,950
  3.91%, 08/21/01                           3,700,000     3,679,103
  3.92%, 08/15/01                           1,800,000     1,790,984
  3.92%, 08/10/01                           3,000,000     2,986,607
WCP Funding Corp.
  4.27%, 07/10/01                           7,000,000     6,991,697
                                                        -----------
TOTAL COMMERCIAL PAPER
  (Cost: $325,205,973)                                  325,205,973
                                                        -----------
MEDIUM TERM NOTES--2.15%
Beta Finance Co. Ltd.
  4.31%, 05/31/02                           5,000,000     5,000,000
Dorada Finance Inc.
  6.83%, 09/17/01                          10,000,000    10,057,176
                                                        -----------
TOTAL MEDIUM TERM NOTES
  (Cost: $15,057,176)                                    15,057,176
                                                        -----------
TIME DEPOSITS--1.42%
Bank of Nova Scotia
  4.07%, 07/17/01                          10,000,000    10,000,000
                                                        -----------
TOTAL TIME DEPOSITS
  (Cost: $10,000,000)                                    10,000,000
                                                        -----------

VARIABLE & FLOATING RATE NOTES--29.33%
Associates Corp. of North America
  3.93%, 06/17/02                        $ 15,000,000  $ 14,999,987
  4.38%, 02/04/02                           1,000,000     1,000,801
Associates Manufactured Housing
  Certificates
  6.85%, 10/15/01                           3,925,775     3,925,775
AT&T Corp.
  4.78%, 07/13/01                          15,000,000    15,000,000
Bank One Corp.
  3.83%, 06/26/02                           3,000,000     3,000,534
  4.20%, 05/07/02                          10,000,000    10,014,090
  4.46%, 08/09/01                          10,000,000    10,002,015
Bank One NA
  4.44%, 01/31/02                           3,000,000     3,000,524
Bayerische Landesbank
  3.86%, 09/19/01                           2,500,000     2,499,618
CIT Group Holdings Inc.
  4.97%, 07/09/01                           2,500,000     2,499,938
Dorada Finance Inc.
  3.85%, 05/14/02                          10,000,000    10,000,000
First Union Corp.
  4.90%, 10/30/01                           8,000,000     8,002,804
First Union National Bank
  3.89%, 02/25/02                           5,000,000     4,999,446
Ford Motor Credit Co.
  4.93%, 07/16/01                          10,000,000    10,000,622
General Motors Acceptance Corp.
  4.50%, 08/06/01                           7,500,000     7,501,456
Goldman Sachs Group Inc.
  4.19%, 01/14/02                           5,000,000     5,004,155
  4.29%, 02/12/02                           1,000,000     1,001,474
  4.43%, 02/18/02                           1,400,000     1,403,617
  4.59%, 01/23/02                           4,000,000     4,005,104
  4.89%, 01/17/02                           2,000,000     2,002,278
  4.93%, 01/14/02                           5,000,000     5,006,798
K2 USA LLC
  3.87%, 06/17/02                          10,000,000    10,000,000

                         MONEY MARKET MASTER PORTFOLIO
                           June 30, 2001 (Unaudited)

                      Schedule of Investments--Continued

    Security                              Face Amount       Value
    --------                              -----------    ------------

Key Bank NA
  4.01%, 03/18/02                        $ 3,000,000    $  3,003,179
  4.71%, 10/26/01                          5,000,000       5,007,458
Links Finance LLC
  3.84%, 01/25/02                         10,000,000       9,997,436
Merrill Lynch & Co. Inc.
  4.00%, 09/13/01                          3,000,000       3,000,031
  4.08%, 10/12/01                          2,000,000       2,000,017
Monet Trust Class A2 Notes
  3.78%, 09/27/01                         15,000,000      15,000,000
Sigma Finance Inc.
  3.85%, 01/16/02                         10,000,000       9,998,631
US Bancorp
  5.20%, 05/08/02                         13,000,000      13,016,759
US Bank NA Minnesota
  3.93%, 07/23/01                         10,000,000      10,000,000
                                                         -----------
TOTAL VARIABLE & FLOATING RATE NOTES
  (Cost: $205,894,547)                                   205,894,547
                                                         -----------
REPURCHASE AGREEMENTS--4.06%
Goldman Sachs Tri-Party Repurchase
  Agreement, dated 06/29/01, due
  07/02/01, with a maturity value of
  $15,005,125 and an effective yield of
  4.10%                                   15,000,000      15,000,000
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 06/29/01,
  due 07/02/01, with a maturity value of
  $919 and an effective yield of 3.70%.  $       919    $        919
Merrill Lynch Tri-Party Repurchase
  Agreement, dated 06/29/01, due
  07/02/01, with a maturity value of
  $13,532,566 and an effective yield of
  4.05%.                                  13,528,000      13,528,000
                                                        ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost: $28,528,919)                                     28,528,919
                                                        ------------
TOTAL INVESTMENTS IN SECURITIES--99.67%
  (Cost $699,683,412)                                    699,683,412
                                                        ------------
Other Assets, Less Liabilities--0.33%                      2,230,596
                                                        ------------
NET ASSETS--100.00%                                     $701,914,008
                                                        ============


  The accompanying notes are an integral part of these financial statements.

                         MONEY MARKET MASTER PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2001 (Unaudited)

ASSETS
Investments at amortized cost (Cost: $699,683,412) (Note 1) ....    $699,683,412
Receivables:
    Interest ...................................................       2,407,972
                                                                    ------------
Total Assets ...................................................     702,091,384
                                                                    ------------

LIABILITIES
Payables:
    Advisory fees (Note 2) .....................................         177,376
                                                                    ------------
Total Liabilities ..............................................         177,376
                                                                    ------------
NET ASSETS .....................................................    $701,914,008
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

                         MONEY MARKET MASTER PORTFOLIO

                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2001 (Unaudited)

NET INVESTMENT INCOME
    Interest ..................................................      $17,260,676
                                                                     -----------
Total investment income .......................................       17,260,676
                                                                     -----------
EXPENSES (NOTE 2)
    Advisory fees .............................................          329,007
                                                                     -----------
Total expenses ................................................          329,007
                                                                     -----------
NET INVESTMENT INCOME .........................................       16,931,669
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on sale of investments ..................           12,926
                                                                     -----------
Net gain on investments .......................................           12,926
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........      $16,944,595
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

                         MONEY MARKET MASTER PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                          For the Six Months
                                                          Ended June 30, 2001  For the Year Ended
                                                              (Unaudited)      December 31, 2000
                                                          -------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income ..............................     $    16,931,669      $    26,598,971
    Net realized gain ..................................              12,926                   22
                                                             ---------------      ---------------
Net increase in net assets resulting from operations ...          16,944,595           26,598,993
                                                             ---------------      ---------------
Interestholder transactions:
    Contributions ......................................       1,955,251,771        1,633,105,244
    Withdrawals ........................................      (1,783,579,543)      (1,391,880,314)
                                                             ---------------      ---------------
Net increase in net assets resulting from interestholder
  transactions .........................................         171,672,228          241,224,930
                                                             ---------------      ---------------
Increase in net assets .................................         188,616,823          267,823,923

NET ASSETS:
Beginning of period ....................................         513,297,185          245,473,262
                                                             ---------------      ---------------
End of period ..........................................     $   701,914,008      $   513,297,185
                                                             ===============      ===============

   The accompanying notes are an integral part of these financial statements.

                         MONEY MARKET MASTER PORTFOLIO

                 NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.  Significant Accounting Policies

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate to the Money Market Master Portfolio (the "Master Portfolio").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

    The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

Security Transactions and Income Recognition

    Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount, using a constant yield to maturity method.

Federal Income Taxes

    MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

                         MONEY MARKET MASTER PORTFOLIO

Repurchase Agreements

    The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

    The repurchase agreements held by the Master Portfolio at June 30, 2001 were fully collateralized by U.S. Government and Agency obligations as follows:

                                                                                                  Aggregate Market
Repurchase Agreement                                     Interest Rate(s)    Maturity Date(s)          Value
--------------------                                     ----------------  --------------------   ----------------
    Goldman Sachs Tri-Party.............................        6.00%             05/01/31           $ 15,300,001
    Investors Bank & Trust Tri-Party....................        6.75              05/15/05                 10,734
    Merrill Lynch Tri-Party.............................    6.45 - 7.56     10/01/02 - 06/01/35        13,799,950

2.  Agreements and Other Transactions With Affiliates

    Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

    Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

    Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

    MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

                         MONEY MARKET MASTER PORTFOLIO

    Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.  Investment Portfolio Transactions

    At June 30, 2001, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.  Financial Highlights

    Financial highlights for the Master Portfolio were as follows:

                                                    Six Months
                                                      Ended           For the Year       For the Period       For the Period
                                                  June 30, 2001          Ended                Ended                Ended
                                                   (Unaudited)     December 31, 2000   December 31, 1999*   February 28, 1999++
                                                  -------------    -----------------   ------------------   -------------------
     Ratio of expenses to average
       net assets+ ............................        0.10%              0.10%               0.10%                0.10%
     Ratio of net investment income
       to average net assets+ .................        5.19%              6.43%               5.23%                5.17%
     Total return .............................        2.62%**            6.52%               4.44%**              2.61%**

  * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
 **  Not annualized.
  +  Annualized for periods of less than one year.
 ++ For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

                               TABLE OF CONTENTS


                                                               Page
                                                               ----
                  HEWITT SERIES TRUST

Manager's Discussion and Analysis.................                1

Statements of Assets and Liabilities..............                2

Statements of Operations..........................                3

Statements of Changes in Net Assets...............                4

Financial Highlights..............................                5

Notes to Financial Statements.....................                7

              MASTER INVESTMENT PORTFOLIO

Schedule of Investments...........................               10

Statement of Assets and Liabilities...............               13

Statement of Operations...........................               14

Statements of Changes in Net Assets...............               15

Notes to the Financial Statements.................               16


                                   [PICTURE]

                              Hewitt Series Trust

                            Hewitt Money Market Fund

                              Hewitt Institutional

                               Money Market Fund

                               Semi-Annual Report
                                 June 30, 2001